Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 4,359,051	$ 13,710,845	$ 20,162
Accounts receivable	918,174	130,856	166,450
Accounts receivable - related party	5,811	443,282	175,769
Inventory	397,135	127,502	205,942
Contract asset	60,932
Prepaid and other current assets	3,157,349	1,595,099	14,294
Total current assets	8,898,452	16,007,584	582,617
Property and equipment, net	1,961,834	775,070	952,198
Operating lease right-of-use assets	314,819	504,811	297,555
Other	35,483	12,486	12,486
Total Assets	11,210,588	17,299,951	1,844,856
Current Liabilities
Accounts payable and other current liabilities	1,409,152	1,845,460	260,191
Accounts payable and accrued interest - related party	527,476	588,797
Contract liability	60,932
Contract liability - related party		63,411
Deferred revenue - related party		63,411
Due to shareholder			7,302,422
Notes payable			338,311
Notes payable - related party		1,000,000
Operating lease liability	229,652	261,674	121,613
Finance lease liability		50,927	73,184
Total Current Liabilities	2,227,212	3,810,269	8,095,721
Notes payable - non-current	1,043,486	1,120,051
Notes payable - related party - non-current		1,350,000
Operating lease liability - non-current	99,742	262,468	185,210
Finance lease liability - non-current		97,092	149,385
Total Liabilities	3,370,440	6,639,880	8,430,316
Commitments and contingencies
Stockholders’ Equity
Preferred Stock: 5,000,000 shares authorized; $0.0001 par value; no shares issued and outstanding
Common stock value
Additional paid-in capital	31,968,719	26,074,292	5,083,280
Accumulated deficit	(24,130,365)	(15,415,878)	(11,669,740)
Total Stockholders’ Equity	7,840,148	10,660,071	(6,585,460)
Total Liabilities and Stockholders’ Equity	11,210,588	17,299,951	1,844,856
Common Class A [Member]
Stockholders’ Equity
Common stock value	794	657
Common Class B [Member]
Stockholders’ Equity
Common stock value	$ 1,000	$ 1,000	$ 1,000